Depreciation Amortization and Impairment by Per Function - Summary of Depreciation and Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	$ (32,192)	$ (13,118)	$ (8,094)
Property, plant and equipment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(20,177)	(6,337)	(3,919)
Right-of-use assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(9,815)	(5,821)	(4,103)
Intangible assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(2,200)	(960)	(72)
Cost of Goods Sold
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(22,231)	(9,445)	(6,641)
Cost of Goods Sold | Property, plant and equipment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(16,337)	(6,131)	(3,775)
Cost of Goods Sold | Right-of-use assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(5,894)	(3,314)	(2,866)
Research and Development Expenses
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(429)	(36)	(22)
Research and Development Expenses | Property, plant and equipment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(294)	(17)	(9)
Research and Development Expenses | Right-of-use assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(58)	(7)	(7)
Research and Development Expenses | Intangible assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(77)	(12)	(6)
Selling, General and Administrative Expenses
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(9,532)	(3,637)	(1,431)
Selling, General and Administrative Expenses | Property, plant and equipment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(3,546)	(189)	(135)
Selling, General and Administrative Expenses | Right-of-use assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(3,863)	(2,500)	(1,230)
Selling, General and Administrative Expenses | Intangible assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	$ (2,123)	$ (948)	$ (66)